Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jul. 09, 2021
Commitments and Contingencies Disclosure [Abstract]
Lease term	2 years		2 years
Operating leases, rent expense	$ 1.1	$ 0.8